Restricted Cash	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restricted Cash [Abstract]
RESTRICTED CASH

NOTE 6 – RESTRICTED CASH

As of December 31,2024 and June 30, 2025, the Company pledged its fixed deposits of $2,192,015 and $1,538,462 for banking facilities secured from Nanyang Commercial Bank, Limited. Other than the letter of guarantee of $384,615 and $89,744 for operation, none of the banking facilities were utilized as of December 31, 2024 and June 30, 2025.

Restricted cash is summarized as follows:

	As of December 31,	As of June 30,
	2024	2025
Restricted cash at end of period	$2,192,015	$1,538,462
Total	$2,192,015	$1,538,462

NOTE 7 — RESTRICTED CASH

As of December 31, 2023 and 2024, the Company pledged its fixed deposits of $2,931,357 and $2,192,015 for banking facilities secured from Nanyang Commercial Bank, Limited and DBS Bank (Hong Kong) Limited. Other than the letter of guarantee of $384,615 (2023: $461,538) for operation, none of the banking facilities were utilized as of December 31, 2023 and 2024.

Restricted cash are summarized as follows:

	As of December 31,
	2023	2024
Restricted cash with maturity of less than three months when acquired at end of year	$2,212,529	$2,192,015
Restricted cash with maturity of three months or more when acquired at end of year	718,828	—
Total	$2,931,357	$2,192,015